Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPIRIT OF AMERICA INVESTMENT FUND INC
Prospectus Date	rr_ProspectusDate	Apr. 29, 2012
Spirit of America Real Estate Income and Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND (the “Real Estate Fund” or the “Fund”) SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Current income and growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Real Estate Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Real Estate Fund. You may qualify for sales charge discounts if you invest at least $100,000 in the Spirit of America funds. More information about these and other discounts is available from your financial professional and in “Additional Information About How to Purchase Shares” on page 25 of the Fund’s prospectus and “How to Purchase Shares” on page 22 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Real Estate Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Real Estate Fund’s performance. During the most recent fiscal year, the Real Estate Fund’s portfolio turnover rate was 6.71% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.71%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest at least $100,000 in the Spirit of America funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Real Estate Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Real Estate Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Real Estate Fund invests primarily in real estate investment trusts (REITs) with successful track records. REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate-related loans or interests.

The Real Estate Fund intends to invest, under normal circumstances, at least 80% of its total assets in equity REITs and the equity securities of real estate industry companies. The Real Estate Fund looks for stock where the price is low relative to the underlying value of the company and its real estate. The Real Estate Fund evaluates price/earnings ratios to attempt to identify those REITs which have strong underlying value; selects REITs paying high dividends in comparison to other REITs; evaluates earnings and dividend growth potential and continuously monitors interest rates, occupancies, rental income and new construction.

The Real Estate Fund may also invest in mortgage-backed securities, investment-grade taxable municipal obligations and short-term investments.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Real Estate Fund intends to invest, under normal circumstances, at least 80% of its total assets in equity REITs and the equity securities of real estate industry companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Real Estate Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Any investment involves risk. The risks associated with an investment in the Real Estate Fund include:

  The cyclical nature of the real estate industry subjects real estate and real estate related securities held by the Real Estate Fund to any market or economic condition, such as changes in real estate values, interest rates, cash flow of underlying real estate assets and occupancy rates, that may affect the value of real estate (up or down).
  REIT securities may be more volatile in price than the securities of larger market capitalization companies.
  Mortgage-backed securities are subject to prepayment or non-payment on the underlying mortgage.
  Investment-grade taxable municipal obligations may be downgraded after the Real Estate Fund invests in them. In addition, their prices will fall as interest rates rise, and rise as interest rates fall.
  Short-term investments carry the risk that a greater rate of return may have been earned on an investment more consistent with the Real Estate Fund’s investment objectives. Their prices will fluctuate as interest rates fluctuate.
  The Real Estate Fund concentrates in real estate and real estate related securities and the real estate sector may underperform in comparison with other investment sectors.
  The stocks purchased by the Real Estate Fund may not appreciate in value as the Fund’s investment adviser, Spirit of America Management Corp. (the “Adviser”), anticipates.
  The potential loss of your investment in the Real Estate Fund if the Real Estate Fund depreciates in value.

Suitability: An investment in the Real Estate Fund may be suitable for long-term investors who wish to invest a portion of their overall equity portfolio in a mutual fund that invests primarily in REITs. Investors should be willing to accept the potential volatility of such investments and the risks of a fund that concentrates in a single industry.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate the risks of investing in the Real Estate Fund by showing changes in the Real Estate Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The Real Estate Fund’s past performance (before and after taxes) does not necessarily indicate how the Real Estate Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the changes in the annual total returns for each of the last ten calendar years for the Real Estate Fund’s Class A shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Real Estate Fund’s past performance (before and after taxes) does not necessarily indicate how the Real Estate Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows the changes in the annual total returns for each of the last ten calendar years for the Real Estate Fund’s Class A shares. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 36.99% in the quarter ended September 30, 2009 Worst Quarter (43.87)% in the quarter ended December 31, 2008
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class Of After Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Real Estate Fund Class A Shares. After-tax returns for the Real Estate Fund Class B Shares will vary.
Performance Table Explanation After Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The performance table shows how the Real Estate Fund’s average annual returns compare with those of its benchmark, the MSCI US REIT Index.
Spirit of America Real Estate Income and Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.97%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on redemptions of Real Estate Fund Class A shares that were purchased within one year of the redemption date where an indirect commission was paid.
1 year	rr_ExpenseExampleYear01	693
3 years	rr_ExpenseExampleYear03	1,044
5 years	rr_ExpenseExampleYear05	1,419
10 years	rr_ExpenseExampleYear10	2,469
1 year	rr_ExpenseExampleNoRedemptionYear01	693
3 years	rr_ExpenseExampleNoRedemptionYear03	1,044
5 years	rr_ExpenseExampleNoRedemptionYear05	1,419
10 years	rr_ExpenseExampleNoRedemptionYear10	2,469
2002	rr_AnnualReturn2002	6.08%
2003	rr_AnnualReturn2003	34.30%
2004	rr_AnnualReturn2004	23.98%
2005	rr_AnnualReturn2005	1.96%
2006	rr_AnnualReturn2006	27.71%
2007	rr_AnnualReturn2007	(18.98%)
2008	rr_AnnualReturn2008	(48.46%)
2009	rr_AnnualReturn2009	32.20%
2010	rr_AnnualReturn2010	32.41%
2011	rr_AnnualReturn2011	1.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(43.87%)
1 Year	rr_AverageAnnualReturnYear01	(4.13%)
5 Years	rr_AverageAnnualReturnYear05	(6.85%)
10 Years	rr_AverageAnnualReturnYear10	4.89%
Spirit of America Real Estate Income and Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.75%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.97%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A CDSC is imposed on redemptions of Real Estate Fund Class B Shares that are made within seven years of purchase. The CDSC is 5.75% in the first year and decreases to 0% in the eighth year, according to a declining schedule.
1 year	rr_ExpenseExampleYear01	822
3 years	rr_ExpenseExampleYear03	1,161
5 years	rr_ExpenseExampleYear05	1,501
10 years	rr_ExpenseExampleYear10	2,603
1 year	rr_ExpenseExampleNoRedemptionYear01	247
3 years	rr_ExpenseExampleNoRedemptionYear03	761
5 years	rr_ExpenseExampleNoRedemptionYear05	1,301
10 years	rr_ExpenseExampleNoRedemptionYear10	2,603
1 Year	rr_AverageAnnualReturnYear01	(5.19%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(6.81%)	[3]
10 Years	rr_AverageAnnualReturnYear10	4.71%	[3]
Spirit of America Real Estate Income and Growth Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.26%)	[4],[5]
5 Years	rr_AverageAnnualReturnYear05	(7.95%)	[4],[5]
10 Years	rr_AverageAnnualReturnYear10	3.63%	[4],[5]
Spirit of America Real Estate Income and Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.68%)	[4],[5]
5 Years	rr_AverageAnnualReturnYear05	(6.12%)	[4],[5]
10 Years	rr_AverageAnnualReturnYear10	3.73%	[4],[5]
Spirit of America Real Estate Income and Growth Fund | MSCI US REIT Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.69%
5 Years	rr_AverageAnnualReturnYear05	(1.51%)
10 Years	rr_AverageAnnualReturnYear10	10.16%

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on redemptions of Real Estate Fund Class A shares that were purchased within one year of the redemption date where an indirect commission was paid.
[2]	A CDSC is imposed on redemptions of Real Estate Fund Class B Shares that are made within seven years of purchase. The CDSC is 5.75% in the first year and decreases to 0% in the eighth year, according to a declining schedule.
[3]	After-tax returns are shown only for the Real Estate Fund Class A Shares. After-tax returns for the Real Estate Fund Class B Shares will vary.
[4]	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.